Organization and Principal Activities - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 22, 2014 CNY (¥) ¥ / shares	Apr. 30, 2012	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2010
Related Party Transaction [Line Items]
Number of wholly owned subsidiaries		2
Accumulated losses from operation			$ 232,029		¥ 1,077,409		¥ 1,615,338
Net cash (used in)/provided by operating activities			(41,591)	¥ (289,546)	(233,130)	¥ (306,704)
Cash and cash equivalents			$ 3,621		92,684	¥ 166,690	25,206
Variable Interest Entity
Related Party Transaction [Line Items]
Registered capital of the VIEs and VIE subsidiaries					¥ 236,000		¥ 216,000
Exclusive Business Cooperation Agreement | Gridsum PRC Holding
Related Party Transaction [Line Items]
Percentage of net income as service fee	90.00%
Agreement term	10 years
Notice period for agreement termination	30 days
Exclusive Option Agreement | Gridsum PRC Holding
Related Party Transaction [Line Items]
Agreement term	10 years
Equity interest purchase price, per share | ¥ / shares	¥ 10.00
Exclusive Option Agreement | Gridsum PRC Holding | Maximum
Related Party Transaction [Line Items]
Material contract, value	¥ 1,000,000
Restructuring Plan 2010 | Gridsum PRC Holding
Related Party Transaction [Line Items]
Ownership Interest								100.00%